Ordinary shares, Convertible preferred shares and Treasury shares	12 Months Ended
Dec. 31, 2024
Ordinary shares, Convertible preferred shares and Treasury shares
Ordinary shares, Convertible preferred shares and Treasury shares

17.Ordinary shares, Convertible preferred shares and Treasury shares

In September 2021, the Company issued 75,882,351 shares of Series Convertible Pre-A Preferred Shares (“Series Pre-A preferred shares”) to external investors at per share subscription price US$3.9535 in exchange for cash consideration of $300,000 (RMB1,935,810, net of issuance costs of RMB1,690).

In January 2022, the Company issued 50,588,234 shares of Series Pre-A Preferred Shares to external investors at a per share subscription price of US$3.9535 in exchange for cash consideration of US$200,000 (RMB1,268,360).

In February 2023, the Company entered into a share purchase agreement with external investors and issued 1,858,342, 133,134,641 and 4,382,686 shares of Series A preferred shares (“Series A Preferred Shares”) accordingly in February, June and August 2023, at a per share subscription price of US$5.3811 in exchange for total cash consideration of US$750,000 (RMB5,375,178, net of issuance costs of RMB2,134).

The key terms of the Series Pre-A Preferred Shares and Series A preferred shares are as follows:

Voting rights

Series Pre-A preferred shares and Series A preferred shares shall vote together with the ordinary shares as a single class on a fully diluted, as converted and as exercised basis.

Dividends

The holders of each Series Pre-A Preferred Shares and Series A preferred shares shall have the right to receive non-cumulative dividends, pari passu with ordinary share, on an as-converted basis, when as and if declared by the Board.

17.Ordinary shares, Convertible preferred shares and Treasury shares (Continued)

Conversion

The holders of the Series Pre-A Preferred Shares and Series A preferred shares have the right to convert their Series Pre-A Preferred Shares and Series A preferred shares into ordinary shares. In addition, all outstanding Series Pre-A Preferred Shares and Series A preferred shares shall be automatically converted into ordinary shares upon the consummation of a Qualified Initial Public Offering.

The initial conversion ratio of Preferred Shares to ordinary shares shall be 1:1, subject to adjustments in the event of (i) share splits and combinations of the outstanding ordinary shares, (ii) ordinary Share dividends and distributions; (iii) a dividend or other distribution payable in securities of the Company other than ordinary shares only to the holders of ordinary shares; (iv) reorganization, mergers, consolidations, reclassifications, exchanges, substitutions; (v) certain issuances of shares below the initial conversion price.

Liquidation

In the event of any liquidation, dissolution or winding up of the Company or any deemed liquidation event as defined by the Company’s by-law, the proceeds for shareholder distribution should be first to the holders of the Series Pre-A Preferred Shares held thereby, prior to any distribution to the holders of ordinary shares of the Company, at an amount equal to the higher of (i) its Series Pre-A Issue Price (as adjusted for any share splits, share dividends, combinations, recapitalizations or similar transactions) plus all dividends declared but unpaid with respect thereto (as adjusted for any share splits, share dividends, combinations, recapitalizations or similar transactions) and (ii) the amount which such holder is entitled to in respect of such Series Pre-A Preferred Shares, assuming that all Series Pre-A Preferred Shares are converted into ordinary shares. If there is insufficient asset to make payment of the foregoing amounts in full to all holders of ordinary shares, then such assets shall be distributed among the holders of Ordinary Shares, rateably in proportion to the full amounts to which they would otherwise be respectively entitled thereon.

If after the distribution above, there are still remaining assets available for distribution, each of the holders of the then outstanding Series Pre-A Preferred Shares shall be entitled to receive for each Series Pre-A Preferred Share held thereby, prior and in preference to any distribution of any of the assets or surplus funds of the Company to the holders of Ordinary Shares, an amount equal to the higher of (i) its Series Pre-A Issue Price (as adjusted for any share splits, share dividends, combinations, recapitalizations or similar transactions) plus all dividends declared but unpaid with respect thereto (as adjusted for any share splits, share dividends, combinations, recapitalizations or similar transactions) and (ii) the amount which such holder is entitled to in respect of such Series Pre-A Preferred Share, assuming that such Series Pre-A Preferred Share is converted into Ordinary Shares. If there is insufficient asset to make payment of the foregoing amounts in full to all holders of the then outstanding Series Pre-A Preferred Shares, then such assets shall be distributed among such holders simultaneously, ratably in proportion to the full amounts to which they would otherwise be respectively entitled thereon.

In May 2024, in connection with the consummation of IPO, all of the Series Pre-A Preferred Shares and Series A preferred shares were automatically converted to 265,846,254 ordinary shares based on the aforementioned conversion ratio.

Treasury shares represents shares repurchased by the Group that are no longer outstanding and are held by the Group. Treasury shares are accounted for under the cost method. As of December 31, 2024, the Group repurchased 10,930,530 ordinary shares for tax purpose upon the exercise of RSU with an aggregate consideration of RMB186,812, which resulted in an increase of treasury shares by RMB186,812.